Filed pursuant to Rule 497(e)
Registration Nos. 333-62298; 811-10401
Supplement dated July 22, 2022
to the
Rockefeller Climate Solutions Fund (the “Fund”)
Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”)
dated March 30, 2022

This supplement makes the following amendments to disclosures in the Fund’s Summary Prospectus, Prospectus and SAI dated March 30, 2022:

Effective July 22, 2022, Mr. Jose Garza has been added as a co-portfolio manager of the Fund.

Also effective July 22, 2022, Mr. Casey Clark is no longer a co-portfolio manager of the Fund. Accordingly, all references to Mr. Clark as a portfolio manager in the Fund’s Summary Prospectus, Prospectus and SAI are hereby removed. Mr. Rolando Morillo will continue to serve as a co-portfolio manager of the Fund.

The following disclosures are hereby revised to reflect the addition of Mr. Garza as a co-portfolio manager:

Summary Prospectus

The disclosure under the Summary Prospectus Section entitled “Management – Portfolio Managers” on page 7 is amended to read as follows:

Portfolio Managers
Rolando F. Morillo, a Portfolio Manager and Senior Vice President of the Adviser, has served as a co-portfolio manager of the Fund since it commenced operations in July 2021. Jose Garza, a Senior Vice President and Senior Equity Analyst of the Adviser has served as a co-portfolio manager of the Fund since July 2022.

Prospectus

The disclosure under the section entitled “Management of the Fund – Portfolio Managers” beginning on page 53 is amended to include the following:

Jose Garza is a Senior Vice President and Portfolio Manager supporting Rockefeller Asset Management’s thematic equity offerings, including the Climate Solutions Strategy and as a Portfolio Manager for the Credit Suisse RockefellerSM Ocean Engagement Strategy. Mr. Garza has served as co-portfolio manager of the Rockefeller Climate Solutions Fund since July 2022. Prior to joining Rockefeller in June 2021, Mr. Garza served as portfolio manager at GAMCO Investors, Inc. from 2018-2021 across energy, utility, and infrastructure funds. Principally, Mr. Garza was co-portfolio manager across the Gabelli global utility strategies, with $2.5 billion in AUM investing in products, services, or equipment companies for the generation or distribution of electricity, gas, and water. Mr. Garza began his career at GAMCO in 2007 as a member of the Utilities research team and rejoined the firm upon completing his graduate studies in 2013 as a research analyst covering Water and Infrastructure companies. Mr. Garza earned a dual B.A. in Economics and Biology from Yale University and an M.B.A. from Columbia Business School, where he participated in the school’s renowned Value Investing Program.

SAI

The section entitled “Management of the Funds – Portfolio Managers”, beginning on page 34 is amended to read as follows:

Portfolio Managers
David P. Harris, Andrew M. Kello, Stefan Langer, Rolando F. Morillo, Michael Seo, Albert (Trey) Sindall, III, and Jose Garza, serve as the portfolio managers of the Funds (each, a “Portfolio Manager,” and collectively, the “Portfolio Managers”). Jose Garza and Rolando F. Morillo serve as co-Portfolio Managers for the Climate Solutions Fund, David P. Harris and Michael Seo serve as co-Portfolio Managers for the Equity Allocation Fund, Andrew M. Kello and Albert (Trey) Sindall, III serve as co-Portfolio Managers for the Core Taxable Bond Fund, and Andrew M. Kello and Stefan Langer serve as co-Portfolio Managers for the Tax Exempt National Bond Fund and the Tax Exempt New York Bond Fund. The co-Portfolio Managers for each Fund are jointly responsible for the day-to-day management of the respective Fund.

Other Accounts Managed by the Portfolio Managers
The table below identifies, for each Portfolio Manager of the Funds, the number of accounts managed (excluding the Funds) and the total assets in such accounts, within each of the following categories: registered investment companies, other pooled investment vehicles, and other accounts. Asset amounts have been rounded and are approximate as of November 30, 2021.

Category of Account	Total Number of Accounts Managed	Total Assets in Accounts Managed	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which Advisory Fee is Based on Performance

David P. Harris
Other Registered Investment Companies	3	$809,545,748	0	$0
Other Pooled Investment Vehicles	17	$3,928,502,401	0	$0
Other Accounts	203	$3,683,137,405	0	$0

Andrew M. Kello
Other Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	451	$2,169,915,123	0	$0

Rolando F. Morillo
Other Registered Investment Companies	1	$114,326,811	0	$0
Other Pooled Investment Vehicles	1	$59,264,657	0	$0
Other Accounts	9	$69,580,843	0	$0

Albert (Trey) Sindall, III
Other Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	145	$1,012,854,200	0	$0

Michael Seo
Other Registered Investment Companies	3	$809,545,748	0	$0
Other Pooled Investment Vehicles	14	$3,606,745,007	0	$0
Other Accounts	180	$3,072,600,370	0	$0

Stefan Langer
Other Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	306	$1,157,060,923	0	$0

Jose Garza(1)
Other Registered Investment Companies	1	$99,000,000	0	$0
Other Pooled Investment Vehicles	1	$52,000,000	0	$0
Other Accounts	7	$80,000,000	0	$0
(1)    Assets and amounts for Mr. Garza are as of April 30, 2022.

Portfolio Manager Compensation
As of the date of this SAI, the Portfolio Managers’ compensation consists of a combination of competitive base salary, a discretionary annual bonus, and in the case of Managing Directors, participation in an incentive plan, which is designed to attract, retain, motivate and reward individuals who are expected to make important contributions to the Adviser and its affiliates by providing such individuals with restricted incentives that are intended to align the interests of such individuals with those of the company’s stockholders. The determination of bonus compensation is based on individual, team and the performance of client portfolios, as well as the performance of the overall company. The bonus is discretionary rather than formulaic, although metrics (e.g., individual alpha creation) are a factor in the decision-making process.

Material Conflicts of Interest
Potential conflicts of interest may arise in connection with the Portfolio Managers’ management of the Funds’ investments and the management of the investments of “other accounts.” The other accounts may have the same or similar investment objectives and strategies as the Funds but may be subject to different management fee structures than the Funds. Therefore, a potential conflict of interest may arise as a result of the similarities in investment objectives and strategies, whereby the Portfolio Managers could favor one account over another. Another potential conflict could include the Portfolio Managers’ knowledge about the size, timing and possible market impact of Fund trades, whereby the Portfolio Managers could use this information to the advantage of other accounts and to the disadvantage of the Funds. The Adviser has established policies and procedures to ensure that the purchase and sale of securities among all accounts it manages are fairly and equitably allocated.

Ownership of Securities in the Funds by the Portfolio Managers
As of November 30, 2021, the Portfolio Managers beneficially owned securities in the Funds as shown below:

Dollar Range of Equity Securities in the Funds
Name of Portfolio Manager	Climate Solutions Fund	Equity Allocation Fund	Core Taxable Bond Fund	Intermediate Tax Exempt National Bond Fund	Intermediate Tax Exempt New York Bond Fund
David P. Harris	$100-001 - $500,000	None	None	None	None
Andrew M. Kello	None	None	None	None	None
Stefan Langer	None	None	None	None	None
Rolando F. Morillo	None	None	None	None	None
Michael Seo	None	None	None	None	None
Albert P. Sindall III	None	None	None	None	None
Jose Garza(1)	None	None	None	None	None
(1)    Assets and amounts for Mr. Garza are as of April 30, 2022.

Please retain this supplement with your Summary Prospectus,
Prospectus and Statement of Additional Information.
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